Financial Debt - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Beginning balance	$ 2,848.8
Decrease in long term debts	(26.9)	$ (496.1)	$ (231.6)
Increase in long term debts	2.3	458.1	466.0
Reimbursement on leasing	(5.7)	(8.7)	(8.2)
Financial interests paid	(85.0)	(141.8)	(153.8)
Cash flows	(115.3)
Cost of financial debt, net	211.0	174.2	$ 178.5
Nordic credit facility (see note 2 - New ownership set up for our seismic fleet )	(182.5)
Liabilities linked to charter agreements (see note 2 - Proactive management of maritime liabilities )	70.7
Change in exchange rates	133.2
Other	(10.8)
Balance at end of period	$ 2,955.1	$ 2,848.8